Deposits (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Deposits
Deposits at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022

	(In millions)
Non-interest-bearing demand deposits	¥33,550,063	¥30,967,878
Interest-bearing demand deposits	75,184,412	71,508,201
Deposits at notice	14,446,630	12,036,543
Time deposits	27,523,697	25,137,738
Negotiable certificates of deposit	13,025,556	13,069,797
Others (1)	9,197,452	9,873,335

Total deposits	¥172,927,810	¥162,593,492

(1)	Others include, among other items, foreign currency deposits in domestic offices and Japanese yen accounts held by foreign depositors in domestic offices.